Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,884
Ending balance	1,662	$ 1,884
Amortization expense	151	149	$ 149
Cash consideration	2,315
Hart Print
Disclosure of detailed information about intangible assets [line items]
Cash consideration				$ 5
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,589	2,458
Additions	8	5
Disposals	(3)
Acquisition	3
Exchange	(114)	126
Ending balance	2,483	2,589	2,458
Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(705)	(521)
Charge for the year	(151)	(149)
Exchange	35	(35)
Ending balance	(821)	(705)	(521)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,055
Ending balance	1,010	1,055
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,055	1,003
Acquisition	3
Exchange	(48)	52
Ending balance	1,010	1,055	1,003
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	810
Ending balance	636	810
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,464	1,392
Exchange	(64)	72
Ending balance	1,400	1,464	1,392
Customer relationships | Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(654)	(483)
Charge for the year	(143)	(138)
Exchange	33	(33)
Ending balance	(764)	(654)	(483)
Technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8
Ending balance	5	8
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42	40
Additions	6	2
Disposals	(2)
Transfers	(2)
Exchange	(2)
Ending balance	42	42	40
Technology | Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(34)	(25)
Charge for the year	(4)	(8)
Exchange	1	(1)
Ending balance	(37)	(34)	(25)
Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11
Ending balance	11	11
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28	23
Additions	2	3
Disposals	(1)
Transfers	2
Exchange		2
Ending balance	31	28	23
Computer software | Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(17)	(13)
Charge for the year	(4)	(3)
Exchange	1	(1)
Ending balance	$ (20)	$ (17)	$ (13)